Shareholder Report, Holdings (Details)	Sep. 30, 2024
Small Cap Core Portfolio I - Class A | Envestnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Small Cap Core Portfolio I - Class A | AXIS Capital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Core Portfolio I - Class A | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Core Portfolio I - Class A | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small Cap Core Portfolio I - Class A | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Small Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Small Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Small Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Small Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Small Cap Core Portfolio I - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Mid Cap Core Portfolio I - Class L | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Mid Cap Core Portfolio I - Class L | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class L | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Core Portfolio I - Class L | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Core Portfolio I - Class L | Fidelity National Information Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Core Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Mid Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Mid Cap Core Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Mid Cap Core Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Mid Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Mid Cap Core Portfolio I - Class A | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Mid Cap Core Portfolio I - Class A | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class A | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Core Portfolio I - Class A | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Core Portfolio I - Class A | Fidelity National Information Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Mid Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Mid Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Mid Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Mid Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Large Cap Value Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Large Cap Value Portfolio I - Class L | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Portfolio I - Class L | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Portfolio I - Class L | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Portfolio I - Class L | The Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Large Cap Value Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Large Cap Value Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Value Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Value Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Large Cap Value Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Large Cap Value Portfolio I - Class A | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Portfolio I - Class A | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Portfolio I - Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Portfolio I - Class A | The Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Large Cap Value Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Large Cap Value Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Value Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Value Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Large Cap Growth Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Growth Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.24%
Large Cap Growth Portfolio I - Class L | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Growth Portfolio I - Class L | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Growth Portfolio I - Class L | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Growth Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Growth Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Large Cap Growth Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Large Cap Growth Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Large Cap Growth Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Growth Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.24%
Large Cap Growth Portfolio I - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Growth Portfolio I - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Growth Portfolio I - Class A | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Growth Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Large Cap Growth Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Large Cap Growth Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Large Cap Growth Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Large Cap Core Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Core Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Large Cap Core Portfolio I - Class L | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Core Portfolio I - Class L | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Core Portfolio I - Class L | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Large Cap Core Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Core Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Large Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Large Cap Core Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Core Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Core Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Large Cap Core Portfolio I - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Core Portfolio I - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Core Portfolio I - Class A | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Large Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Large Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Large Cap Core Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
International Portfolio I - Class A | ING Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
International Portfolio I - Class A | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Portfolio I - Class A | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Portfolio I - Class A | Capgemini SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Portfolio I - Class A | KBC Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
International Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
International Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
International Portfolio I - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%